Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Long-Term Debt
Schedule of carrying and fair values of the entity's debt facilities

	As of
	June 30, 2016		December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
7 1/8% Senior Notes due 2016 (1)	$—	$—	$1,500,000	$1,506,750
4 5/8% Senior Notes due 2017	900,000	914,211	900,000	922,770
4 1/4% Senior Notes due 2018	1,200,000	1,235,172	1,200,000	1,207,560
7 7/8% Senior Notes due 2019	1,400,000	1,550,500	1,400,000	1,525,440
5 1/8% Senior Notes due 2020	1,100,000	1,133,000	1,100,000	1,100,000
6 3/4% Senior Notes due 2021	2,000,000	2,086,240	2,000,000	2,021,020
5 7/8% Senior Notes due 2022	2,000,000	1,962,500	2,000,000	1,889,780
5 % Senior Notes due 2023	1,500,000	1,376,775	1,500,000	1,297,500
5 7/8% Senior Notes due 2024	2,000,000	1,909,000	2,000,000	1,765,000
7 3/4% Senior Notes due 2026	2,000,000	2,066,260	—	—
Other notes payable	13,686	13,686	13,686	13,686
Subtotal	14,113,686	$14,247,344	13,613,686	$13,249,506
Unamortized deferred financing costs and debt discounts, net	(44,779)		(41,563)
Capital lease obligations (2)	151,891		166,492
Total long-term debt and capital lease obligations (including current portion)	$14,220,798		$13,738,615

(1)	On February 1, 2016, we redeemed the principal balance of our 7 1/8% Senior Notes due 2016.
(2)	Disclosure regarding fair value of capital leases is not required.

	As of December 31,
	2015		2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
7 3/4% Senior Notes due 2015 (1)	$—	$—	$650,001	$664,321
7 1/8% Senior Notes due 2016 (2)	1,500,000	1,506,750	1,500,000	1,580,625
4 5/8% Senior Notes due 2017	900,000	922,770	900,000	933,750
4 1/4% Senior Notes due 2018	1,200,000	1,207,560	1,200,000	1,245,600
7 7/8% Senior Notes due 2019	1,400,000	1,525,440	1,400,000	1,589,700
5 1/8% Senior Notes due 2020	1,100,000	1,100,000	1,100,000	1,100,000
6 3/4% Senior Notes due 2021	2,000,000	2,021,020	2,000,000	2,157,500
5 7/8% Senior Notes due 2022	2,000,000	1,889,780	2,000,000	2,055,000
5 % Senior Notes due 2023	1,500,000	1,297,500	1,500,000	1,470,000
5 7/8% Senior Notes due 2024	2,000,000	1,765,000	2,000,000	2,019,800
Other notes payable	13,686	13,686	14,701	14,701
Subtotal	13,613,686	$13,249,506	14,264,702	$14,830,997
Unamortized deferred financing costs and debt discounts, net	(41,563)		(51,473)
Capital lease obligations (3)	166,492		194,669
Total long-term debt and capital lease obligations (including current portion)	$13,738,615		$14,407,898

(1)	On June 1, 2015, we redeemed the principal balance of our 7 3/4% Senior Notes due 2015.
(2)	On February 1, 2016, we redeemed the principal balance of our 7 1/8% Senior Notes due 2016.
(3)	Disclosure regarding fair value of capital leases is not required.

Schedule of interest on long-term debt

		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
4 5/8% Senior Notes due 2017	January 15 and July 15	$41,625
4 1/4% Senior Notes due 2018	April 1 and October 1	$51,000
7 7/8% Senior Notes due 2019	March 1 and September 1	$110,250
5 1/8% Senior Notes due 2020	May 1 and November 1	$56,375
6 3/4% Senior Notes due 2021	June 1 and December 1	$135,000
5 7/8% Senior Notes due 2022	January 15 and July 15	$117,500
5% Senior Notes due 2023	March 15 and September 15	$75,000
5 7/8% Senior Notes due 2024	May 15 and November 15	$117,500

Schedule of other long term debt and capital lease obligations

	As of December 31,
	2015	2014
	(In thousands)
Satellites and other capital lease obligations	$166,492	$194,669
Notes payable related to satellite vendor financing and other debt payable in installments through 2025 with interest rates ranging from approximately 6.0% to 12.5%	13,686	14,701
Total	180,178	209,370
Less: current portion	(31,928)	(29,148)
Other long-term debt and capital lease obligations, net of current portion	$148,250	$180,222

Future minimum lease payments under capital lease obligations

For the Years Ended December 31,
2016	$76,676
2017	75,874
2018	75,849
2019	50,320
2020	48,000
Thereafter	64,000
Total minimum lease payments	390,719
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(186,742)
Net minimum lease payments	203,977
Less: Amount representing interest	(37,485)
Present value of net minimum lease payments	166,492
Less: Current portion	(30,849)
Long-term portion of capital lease obligations	$135,643